Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Payables [abstract]
Trade accounts payable	$ 15,975	$ 14,099
Lindero construction trade payables	24,998	13,549
Refundable deposits to contractors	1,496	1,091
Payroll payable	13,627	12,696
Mining royalty payable	1,237	890
Value added taxes payable	224
Interest payable	1,457	189
Due to related parties (note 15)	14	17
Other payables	535	931
Derivative liability	894	224
Deferred share units payable (note 20(a))	3,918	3,116
Restricted share units payable (note 20(b))	911	1,932
Total trade and other payables	$ 65,286	$ 48,734